Other Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Receivables [Abstract]
OTHER RECEIVABLES

9. OTHER RECEIVABLES

	June 30, 2025		December 31, 2024
	USD	AED	AED
Bank guarantee	25,654	94,200	94,200
Prepayments *	121,456	445,987	262,701
Other deposits	44,132	162,051	286,823
VAT receivable	87,520	321,372	216,766
Other	5,029	18,471	11,590
	283,791	1,042,081	872,080

*	Prepayments:

The Company has prepayments totaling AED 445,987 as of June 30, 2025, classified as follows:

1 – Prepaid Rent:	AED	189,780
2 – Prepaid Medical Insurance:	AED	146,138
3 – Prepaid Rent Services Charge:	AED	31,702
4 – Prepaid Subscriptions:	AED	68,155
5 – Prepaid Equipment Rental:	AED	3,539
6 – Prepaid Equipment Insurance:	AED	6,673

The Company has prepayments totaling AED 262,701 as of December 31, 2024, classified as follows:

1 – Prepaid Rent:	AED	84,728
2 – Prepaid Medical Insurance:	AED	32,939
3 – Prepaid Rent Services Charge:	AED	95,107
4 – Prepaid Subscriptions:	AED	49,927

9.1 Advance Payment to Suppliers

As of June 30, 2025, the Company has made advance payments totaling AED 639,691 (USD 174,208) to various suppliers for the procurement of materials, and related systems. The breakdown of these advance payments is as follows:

1.	Siemens: AED 241,098 — Autonomous Navigation System

2.	Dubai World Trade Centre AED 266,518 - GITEX global 2025 Exhibition (October 13to October 17, 2025)

3.	Other Local Suppliers: AED 132,075

As of December 31, 2024, the Company has made advance payments totaling AED 3,381,872 to various suppliers for the procurement of machines, equipment, and related systems. The breakdown of these advance payments is as follows:

1.	DMG MORI Middle East FZE: AED 2,588,660— Machines and Equipment Supplier

2.	Creative Colors Design: AED 449,300—Fit out Supplier

3.	Siemens: AED 241,098 — Autonomous Navigation System

4.	Other Local Suppliers: AED 102,814

These advance payments are recorded as current assets in the financial statements and represent amounts paid in advance for goods and services to be received in the future.

10. OTHER RECEIVABLES

	December 31, 2024		December 31, 2023
	USD	AED	AED
Bank guarantee	25,654	94,200	86,350
Prepayments *	71,542	262,701	274,452
Other deposits	78,111	286,823	143,301
VAT receivable	59,032	216,766	105,806
Other	3,156	11,590	59,230
	237,495	872,080	669,139

*Prepayments:

The Company has prepayments totaling AED 262,701 as of December 31, 2024, classified as follows:

1 - Prepaid Rent:	AED	84,728
2 - Prepaid Medical Insurance:	AED	32,939
3 - Prepaid Rent Services Charge:	AED	95,107
5 - Prepaid Subscriptions:	AED	49,927

The Company has prepayments totaling AED 274,452 as of December 31, 2023, classified as follows:

1 - Prepaid Rent:	AED	16,890
2 - Prepaid Medical Insurance:	AED	49,965
3 - Prepaid Rent Services Charge:	AED	95,654
4 - Prepaid Equipment Rental:	AED	111,943

10.1 Advance Payment to Suppliers

As of December 31, 2024, the Company has made advance payments totaling AED 3,381,872 ($920,989) to various suppliers for the procurement of machines, equipment, and related systems. The breakdown of these advance payments is as follows:

1.	DMG MORI Middle East FZE: AED 2,588,660 - Machines and Equipment Supplier

2.	Creative Colors Design: AED 449,300- Fit out Supplier

3.	Siemens: AED 241,098 - Autonomous Navigation System

4.	Other Local Suppliers: AED 102,814

As of December 31, 2023, the Company has made advance payments totaling AED 2,306,399 to various suppliers for the procurement of machines, equipment, and related systems. The breakdown of these advance payments is as follows:

1.	DMG MORI Middle East FZE: AED 870,722 - Machines and Equipment Supplier

2.	L V L TECH GENERAL TRADING LLC: AED 704,145 - Machines and Equipment Supplier

3.	Siemens: AED 241,098 - Autonomous Navigation System

4.	Other Local Suppliers: AED 490,434

These advance payments are recorded as current assets in the financial statements and represent amounts paid in advance for goods and services to be received in the future.